UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                           Washington, D.C.  20549

	                                          FORM 13F

	                                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number :
This Amendment (Check only one.)  [ ] is a restatement.
	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bryn Mawr Capital Management, Inc.
Address:	354 Lancaster Avenue
		Suite 224
		Haverford, PA  19041-1300

13F File Number:	28-5388
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:			Kelli P. Byrne
Title:			Assistant Vice President
Phone:			610-645-6322
Signature, Place and Date of Signing:

		Kelli P. Byrne	  Haverford, PA   	5/09/2002

Report Type (Check only one.):

[X]			13F HOLDINGS REPORT.

[ ]			13F NOTICE.

[ ]			13F COMBINATION REPORT.


List of Other Managers Reporting to this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:				0

Form 13F Information Table Entry Total:				140

Form 13F Information Table Value Total(x$1000):			$486,235

Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.		13F File Number			Name
00

